                     SunAmerica Style Select Series, Inc.(R)
              Supplement to the Prospectus dated February 28, 2000

         Effective May 1, 2000, Montag & Caldwell, Inc. ("Montag & Caldwell") no longer serves as an adviser for a portion of the assets of the Large-Cap Growth Portfolio. SunAmerica Asset Management Corp. ("SunAmerica") has assumed advisory responsibilities for the component. All references to Montag & Caldwell with respect to the Large-Cap Growth Portfolio on pages 39 and 40 of the Prospectus are no longer applicable.

         References to Montag & Caldwell under the heading "STYLE-BASED PORTFOLIOS" on page 42 of the Prospectus are replaced with the following:


                                        Name, Title and Affiliation of
Portfolio                               Portfolio Manager                       Experience
---------                               ------------------------------          ----------
Large-Cap Growth Portfolio              Francis Gannon                          Mr. Gannon has been a Senior
                                        Portfolio Manager                       Vice President of SunAmerica
                                        (SunAmerica)                            since October 1999 and
                                                                                Portfolio Manager with the firm
                                                                                since 1996. He joined
                                                                                SunAmerica as an equity
                                                                                analyst in 1993.

                         ******************************

         Under the section entitled "BUYING SHARES - Adding to an account" on page 27 of the Prospectus, the fourth paragraph should be supplemented with the following:

             Deliver the check and your stub or note to your broker or financial advisor, or mail them to:

             Non-Retirement Accounts:
             SunAmerica Fund Services, Inc.
             c/o NFDS
             P.O. Box 219373
             Kansas City, Missouri 64121-9373

             Retirement Accounts:
             SunAmerica Fund Services, Inc.
             Mutual Fund Operations, 3rd Floor
             The SunAmerica Center
             733 Third Avenue
             New York, New York 10017-3204


Dated:  May 1, 2000